Document and Entity Information	Jun. 15, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 15, 2022
Entity Registrant Name	EJF ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40113
Entity Tax Identification Number	98-1574021
Entity Address, Address Line One	2107 Wilson Boulevard
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22201
City Area Code	703
Local Phone Number	879-3292
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001839434
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, andone-thirdof one redeemable warrant
Trading Symbol	EJFAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares
Trading Symbol	EJFA
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	EJFAW
Security Exchange Name	NASDAQ